NORTHERN LIGHTS FUND TRUST

December 5, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust – Changing Parameters Fund

GMG Defensive Beta Fund

Wade Tactical L/S Fund

Astor Long/Short ETF Fund

Astor S.T.A.R. ETF Fund

Astor Active Income ETF Fund

Post Effective Amendment Nos. 563, 564, 566 and 567 to the Registration Statements on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Changing Parameters Fund, GMG Defensive Beta Fund, Wade Tactical L/S Fund, Astor Long/Short ETF Fund, Astor S.T.A.R. ETF Fund and Astor Active Income ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (each an “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Changing Parameters Fund	563	0000910472-13-004893	November 26, 2013
GMG Defensive Beta Fund	564	0000910472-13-004896	November 26, 2013
Wade Tactical L/S Fund	566	0000910472-13-004919	November 26, 2013
Astor Long/Short ETF Fund Astor S.T.A.R. ETF Fund Astor Active Income ETF Fund	567	0000910472-13-004958	November 27, 2013

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash

Secretary